Finance income and charges (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of finance income and charges

	2023 £ million	2022 £ million	2021 £ million
Interest income	160	127	119
Fair value gain on financial instruments	103	341	124
Total interest income(1)	263	468	243
Interest charge on bank loans, bonds and overdrafts	(470)	(371)	(365)
Interest charge on leases	(15)	(12)	(16)
Interest charge on other borrowings	(271)	(92)	(84)
Fair value loss on financial instruments	(102)	(346)	(126)
Total interest charges(1)	(858)	(821)	(591)
Net interest charges	(595)	(353)	(348)
Net finance income in respect of post employment plans in surplus (note 14)	59	22	18
Hyperinflation adjustment in respect of Turkey (note 1 (f))	10	—	—
Hyperinflation adjustment in respect of Venezuela (note 1 (f))	—	1	2
Interest income in respect of direct and indirect tax	8	2	15
Unwinding of discounts	—	4	—
Total other finance income	77	29	35
Net finance charge in respect of post employment plans in deficit (note 14)	(15)	(12)	(13)
Hyperinflation adjustment in respect of Turkey (note 1 (f))	—	(34)	—
Hyperinflation adjustment in respect of Venezuela (note 1 (f))	(2)	—	—
Hyperinflation adjustment and foreign exchange revaluation of monetary items in respect of Lebanon (note 1 (f))	—	(3)	(8)
Unwinding of discounts	(13)	(11)	(20)
Interest charge in respect of direct and indirect tax	(25)	(16)	(11)
Change in financial liability (Level 3)	(8)	(20)	(7)
Guarantee fees	(1)	(1)	(1)
Other finance charges	(12)	(1)	—
Total other finance charges	(76)	(98)	(60)
Net other finance income/(charges)	1	(69)	(25)
(1)    Includes £81 million interest income and £(522) million interest charge in respect of financial assets and liabilities that are not measured at fair value through income statement (2022 – £27 million income and £(417) million charge; 2021 – £28 million income and £(429) million charge).